                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    McCarthy Group Advisors, L.L.C.
Address: 1125 South 103rd Street, Suite 250
         Omaha, Nebraska
         68124

Form 13F File Number: 28-10977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrea McMahon
Title: Treasurer
Phone: (402) 393-1300

Signature, Place, and Date of Signing:


          /s/ Andrea McMahon               Omaha, Nebraska          11/13/08
-------------------------------------   --------------------   -----------------
             [Signature]                    [City, State]            [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
28-___________________   __________________________

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:        164
Form 13F Information Table Value Total:   $272,188
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number   Name
---  --------------------   ----
NONE  28-10990               MGA Holdings, L.L.C.

[Repeat as necessary.]

McCarthy Group Advisors, L.L.C.

FORM 13F

30-Sep-08


                               Title                                                           Voting Authority
                                 of             Value    Shares/  Sh/ Put/ Invstmt   Other  ----------------------
Name of Issuer                 class   CUSIP   (x$1000)  Prn Amt  Prn Call Dscretn Managers    Sole    Shared  None
--------------                 ----- --------- -------- --------- --- ---- ------- -------- ---------- ------ -----
Abbott Laboratories            COM   002824100     4030     69988 SH       Defined               68838         1150
Acxiom Corp                    COM   005125109      162     12924 SH       Defined               11448         1476
Alcoa Inc                      COM   013817101      266     11800 SH       Defined               11800
American Dental Partners       COM   025353103      832     71086 SH       Defined               71086
American Equity Invt Life      COM   025676206      206     27450 SH       Defined               27450
American Express Co            COM   025816109     9761    275499 SH       Defined              265961         9538
Amer Intl Group Inc            COM   026874107      423    127129 SH       Defined              123263         3866
American States Water Co.      COM   029899101      795     20645 SH       Defined               20645
Amgen Inc                      COM   031162100     2175     36700 SH       Defined               36700
Anadarko Petroleum             COM   032511107      660     13610 SH       Defined               13610
Apache Corp.                   COM   037411105     2164     20750 SH       Defined               20665           85
Atlas Pipeline Prtns Unit L P  COM   049392103      209      8200 SH       Defined                8200
Atwood Oceanics Inc            COM   050095108      477     13100 SH       Defined               13100
Automatic Data Process         COM   053015103     5421    126804 SH       Defined              122219         4585
Avnet Inc                      COM   053807103      591     24000 SH       Defined               24000
Baldor Elec Co Com             COM   057741100      375     13000 SH       Defined               13000
Bank of America Corp           COM   060505104      378     10800 SH       Defined               10800
Berkshire Hathaway, Inc. Cl A  COM   084670108      784         6 SH       Defined                   6
Berkshire Hathaway Inc Cl B    COM   084670207    10697      2434 SH       Defined                2273          161
Berry Petroleum Co Cl A        COM   085789105      469     12100 SH       Defined               12100
Boston Private Financial Hldg  COM   101119105      108     12400 SH       Defined               12400
Bristol Myers Squibb Co.       COM   110122108     3141    150665 SH       Defined              144625         6040
CVS/Caremark Corp.             COM   126650100     5792    172061 SH       Defined              162891         9170
Chattem Inc                    COM   162456107      532      6800 SH       Defined                6800
Chesapeake Energy Corp         COM   165167107     4634    129226 SH       Defined              121041         8185
Coca-Cola Co                   COM   191216100      783     14803 SH       Defined               14065          738
Conagra Inc                    COM   205887102     7027    361109 SH       Defined              346384        14725
Convergys Corp                 COM   212485106      460     31100 SH       Defined               31100
DuPont (EI) De Nemours         COM   263534109      329      8175 SH       Defined                8175
Ebay Inc                       COM   278642103      947     42293 SH       Defined               41368          925
El Paso Pipeline Partners LP   COM   283702108      239     14900 SH       Defined               14900
Emerson Electric Co            COM   291011104     5434    133216 SH       Defined              126646         6570
Enterprise GP Hldgs LP         COM   293716106      306     13000 SH       Defined               13000
Federated Investors Inc Pa CL  COM   314211103      881     30545 SH       Defined               29010         1535
First State Bancorporation (nm COM   336453105       74     13900 SH       Defined               13900
Gateway Finl Hldgs Inc         COM   368140109       67     12600 SH       Defined               12600
Goodrich Pete Corp             COM   382410405      453     10400 SH       Defined               10400
Hanmi Finl Corp                COM   410495105       88     17400 SH       Defined               17400
Hanover Insurance Group, Inc.  COM   410867105      995     21869 SH       Defined               20309         1560
Helmerich & Payne, Inc.        COM   423452101      307      7100 SH       Defined                7100
Henry Jack & Assoc Inc         COM   426281101      863     42468 SH       Defined               38464         4004
Hercules Offshore Inc          COM   427093109      927     61139 SH       Defined               60339          800
Horace Mann Educators          COM   440327104     1011     78577 SH       Defined               76100         2477
Humana Inc                     COM   444859102     2222     53940 SH       Defined               52140         1800
iShares Lehman Treas Inflation COM   464287176      384      3789 SH       Defined                1529         2260
iShares Lehman Aggregate Bond  COM   464287226     2691     27293 SH       Defined               21879         5414
iShares Lehman 1-3 Year Treasu COM   464287457      524      6272 SH       Defined                2075         4197
iShares S & P Small Cap 600    COM   464287804      928     15600 SH       Defined               15600
iShares Lehman MBS Fixed-Rate  COM   464288588      393      3850 SH       Defined                3850
iShares Lehman 1-3 Year Credit COM   464288646      370      3782 SH       Defined                3755           27
Johnson & Johnson              COM   478160104     9050    130625 SH       Defined              124180         6445

Kaydon Corp.                   COM   486587108      450      9991 SH       Defined                9991
Kellogg Co.                    COM   487836108      247      4400 SH       Defined                4400
Lincoln National Corp.         COM   534187109     2477     57850 SH       Defined               57850
Manhattan Associates Inc       COM   562750109      355     15900 SH       Defined               15900
Markwest Energy Partnr Unit L  COM   570759100      258     10200 SH       Defined               10200
McGraw Hill Cos Inc            COM   580645109     3551    112342 SH       Defined              105452         6890
Mediware Information System In COM   584946107       71     12504 SH       Defined               12504
Microsoft Corp                 COM   594918104     7738    289936 SH       Defined              276215        13721
S & P 400 Mid-Cap Dep Receipts COM   595635103      839      6366 SH       Defined                6366
Moodys Corp                    COM   615369105     2383     70095 SH       Defined               67145         2950
Motorcar Parts & Acces         COM   620071100      277     45891 SH       Defined               45891
Mueller Wtr Prods Inc Com Ser  COM   624758207      459     70572 SH       Defined               66387         4185
Mylan Laboratories             COM   628530107     1965    172100 SH       Defined              172100
Noven Pharmaceuticals          COM   670009109      440     37700 SH       Defined               37700
Omnicare Inc                   COM   681904108      783     27200 SH       Defined               27200
Palomar Medical Technologies,  COM   697529303      978     72660 SH       Defined               65805         6855
Pentair Inc                    COM   709631105     2358     68215 SH       Defined               66815         1400
Pepsico Inc                    COM   713448108     6427     90178 SH       Defined               85782         4396
Pfizer Inc                     COM   717081103     1612     87437 SH       Defined               84003         3434
Physicians Form Hldgs          COM   719427106      113     19050 SH       Defined               19050
Pioneer Drilling Co            COM   723655106      238     17877 SH       Defined               17877
Plains All Am Pipeline Unit LP COM   726503105      246      6200 SH       Defined                6200
Procter & Gamble Co            COM   742718109     6677     95814 SH       Defined               91044         4770
Protective Life Corp.          COM   743674103      220      7700 SH       Defined                7700
Redwood Trust, Inc.            COM   758075402      203      9350 SH       Defined                9350
Regal Beloit Corp              COM   758750103      421      9900 SH       Defined                9900
Reinsurance Group Of America   COM   759351406      216      4000 SH       Defined                4000
Rowan Companies, Inc.          COM   779382100      290      9500 SH       Defined                9500
St Joe Co                      COM   790148100     1669     42700 SH       Defined               39425         3275
Schering Plough Corp           COM   806605101     3633    196713 SH       Defined              186483        10230
Schering Plough 6% Pfd Series  PFD   806605705     3476     20305 SH       Defined               20280           25
Spectra Energy Corp.           COM   847560109      614     25795 SH       Defined               25218          577
Stamps Com Inc                 COM   852857200      390     33428 SH       Defined               33428
Terex Corp                     COM   880779103     2573     84305 SH       Defined               77790         6515
Thermo Fisher Scientific, Inc. COM   883556102      349      6345 SH       Defined                6345
Torchmark Corp                 COM   891027104      287      4800 SH       Defined                4800
Toro Co                        COM   891092108      596     14435 SH       Defined               14435
Triad Guaranty Inc.            COM   895925105      238    151585 SH       Defined              151585
Trico Marine Services Inc      COM   896106200      480     28100 SH       Defined               28100
Western Union Co.              COM   959802109     7975    323259 SH       Defined              310117        13142
Dun & Bradstreet Corporation   COM   26483E100     4926     52203 SH       Defined               50003         2200
AmerisourceBergen Corp         COM   03073e105      813     21592 SH       Defined               21480          112
Inventiv Health Inc            COM   46122e105      442     25050 SH       Defined               25050
Phoenix Cos Inc                COM   71902e109     1100    119000 SH       Defined              119000
AT & T Inc                     COM   00206r102     3587    128478 SH       Defined              119220         9258
Actuant Corp Cl A New          COM   00508x203      959     37998 SH       Defined               36788         1210
Acuity Brands Inc              COM   00508y102      441     10550 SH       Defined               10550
Animal Health Intl Inc         COM   03525n109      102     12400 SH       Defined               12400
Cardinal Health Inc            COM   14149Y108     5445    110491 SH       Defined              105111         5380
Centene Corp                   COM   15135b101      709     34550 SH       Defined               34550
Chart Industries Inc           COM   16115q308      573     20055 SH       Defined               20055
PUT Russell 2000 Index Dec 200 PUT   1A399W9X5      269        67 SH  PUT  Defined                  67
Community Bancorp Nev          COM   20343t100       66     10400 SH       Defined               10400
Compass Minerals International COM   20451n101      487      9300 SH       Defined                9300
ConocoPhillips                 COM   20825c104     7602    103784 SH       Defined              100913         2871
Devon Energy Corporation       COM   25179M103     7149     78389 SH       Defined               74920         3469
Duke Energy                    COM   26441c105      533     30591 SH       Defined               29437         1154
Ensco Intl Inc                 COM   26874q100     1372     23800 SH       Defined               23800
Eagle Materials, Inc.          COM   26969p108      304     13570 SH       Defined               13570
Enbridge Energy Partners LP    COM   29250r106      692     17400 SH       Defined               17400
Encore Acquisition Co          COM   29255w100      389      9300 SH       Defined                9300
Energy Transfer Equity Com UT  COM   29273v100      594     27300 SH       Defined               27300
Exxon Mobil Corp.              COM   30231G102     2357     30352 SH       Defined               29552          800

FBL Financial Group Inc. Cl A  COM   30239F106     1400     50203 SH       Defined              50203
Firstservice Corp              COM   33761n109      798     54604 SH       Defined              51062          3542
Freeport McMoran Copper & Gold COM   35671D857     2164     38070 SH       Defined              37870           200
Healthspring Inc               COM   42224n101      937     44300 SH       Defined              44300
J P Morgan Chase & Co          COM   46625h100      468     10029 SH       Defined               9369           660
Jones Lang LaSalle Inc.        COM   48020q107     1346     30950 SH       Defined              30750           200
Kraft Foods Inc Cl A           COM   50075n104      289      8812 SH       Defined               8812
Laboratory Corporation Of Amer COM   50540r409      807     11608 SH       Defined              11146           462
Magellan Midstream Hld Com LP  COM   55907r108      186     10800 SH       Defined              10800
McKesson HBOC Inc              COM   58155q103      356      6620 SH       Defined               6620
Medifast, Inc.                 COM   58470h101      106     15520 SH       Defined              15520
Neuberger Berman Intermediate  COM   64124p101      243     21314 SH       Defined              21314
Nighthawk Radiology Holdings   COM   65411n105      627     86866 SH       Defined              86866
ONEOK Partners, L.P.           COM   68268n103      380      7500 SH       Defined               7500
Pacific Premier Bncrp          COM   69478x105       67     13155 SH       Defined              13155
Pain Therapeutics Inc          COM   69562k100      505     51724 SH       Defined              51724
Standard & Poor's 500 Deposito COM   78462f103     2079     17924 SH       Defined              17924
SPSS, Inc.                     COM   78462k102      338     11500 SH       Defined              11500
KBW Regional banking ETF       COM   78464a698     2040     57455 SH       Defined              57455
SM&A                           COM   78465d105      332    109830 SH       Defined             109830
Call American Exprs Opt 20.00  CALL  80x99u077      420       250 SH  CALL Defined                250
Sealed Air Corp                COM   81211K100     2552    116065 SH       Defined             114215          1850
Tetra Technologies Inc.        COM   88162f105      567     40930 SH       Defined              40930
3M Company                     COM   88579y101     4874     71356 SH       Defined              65801          5555
UCBH Holdings Inc              COM   90262t308      215     33520 SH       Defined              33520
U.S. Auto Parts Network, Inc.  COM   90343c100       84     39108 SH       Defined              39108
Union Drilling, Inc.           COM   90653p105      199     18757 SH       Defined              18757
United Health Group Inc        COM   91324P102     2152     84742 SH       Defined              82240          2502
Valeant Pharmaceutical Interna COM   91911x104     3640    177835 SH       Defined             168409          9426
Valero Energy Corp.            COM   91913Y100     5605    184975 SH       Defined             179685          5290
Wellcare Health Plans          COM   94946t106     5541    153905 SH       Defined             150805          3100
WellPoint Inc                  COM   94973v107     3633     77670 SH       Defined              75515          2155
Wesco Intl Inc                 COM   95082P105     2668     82900 SH       Defined              82400           500
Windstream Corp.               COM   97381w104      138     12597 SH       Defined              11122          1475
XTO Energy Inc.                COM   98385x106      262      5625 SH       Defined               5625
Arch Capital Group LTD         COM   G0450A105      329      4500 SH       Defined               4500
Argo Group International Holdi COM   g0464b107     1306     35444 SH       Defined              34617           827
Covidien Ltd.                  COM   G2552X108     6658    123855 SH       Defined             116697          7158
Endurance Specialty Holdings L COM   g30397106      232      7500 SH       Defined               7500
Everest Re Group Ltd           COM   g3223r108     1350     15600 SH       Defined              15600
Flagstone Reinsurance Holdings COM   g3529t105      345     33600 SH       Defined              33600
IPC Holdings LTD               COM   G4933P101      214      7100 SH       Defined               7100
Montpelier Re Holdings Ltd     COM   G62185106     2312    140020 SH       Defined             138920          1100
Nabors Industries Ltd          COM   g6359f103      262     10500 SH       Defined              10500
Noble Corporation              COM   g65422100     1226     27925 SH       Defined              27925
Partnerre Ltd                  COM   g6852t105      266      3900 SH       Defined               3900
RenaissanceRe Holdings Ltd     COM   G7496G103     5227    100525 SH       Defined              96015          4510
UTI Worldwide Inc              COM   g87210103      434     25500 SH       Defined              25500
Transocean, Inc.               COM   g90073100     5291     48168 SH       Defined              46453          1715
Tyco Electronics Ltd.          COM   G9144P105      401     14509 SH       Defined              11451          3058
REPORT SUMMARY                 164  DATA RECORDS 272188            1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS
                                                                     FILED